                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay HD Vest Investment Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay HD Vest Investment Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Royal Alliance Associates, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Royal Alliance Associates, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay FSC Securities Corporation 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay FSC Securities Corporation an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Locust Street Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Locust Street Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Securities America, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Securities America, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Commonwealth Equity Services, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Commonwealth Equity Services, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay SunAmerica Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay SunAmerica Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Mutual Services Corporation 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Mutual Services Corporation an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Investment Advisors & Consultants, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Investment Advisors & Consultants, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Raymond James Financial Services, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Raymond James Financial Services, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay INVEST Financial Corp., Investment Centers of America, Ameristar Capital Markets, Inc. and Deposit Guaranty National Bank 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay INVEST Financial Corp., Investment Centers of America, Ameristar Capital Markets, Inc. and Deposit Guaranty National Bank an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay The Huntington Investment Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay The Huntington Investment Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay CUNA Brokerage Services, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay CUNA Brokerage Services, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay WM Financial Services, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay WM Financial Services, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Citicorp Investment Services, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Citicorp Investment Services, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay NatCity Investments, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay NatCity Investments, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay SouthTrust Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay SouthTrust Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay National Financial Services Corp. ("National") (on behalf of registered representatives of Oriental Financial Services Corp. ("Oriental")) 100% of the applicable sales charge on sales of Class A shares of the Fund initiated by Oriental during the Sales Period. In addition, MFD will pay National (on behalf of Oriental) an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by National (on behalf of Oriental) during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Bank United Securities Corp. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Bank United Securities Corp. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay UMB Scout Brokerage Services, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay UMB Scout Brokerage Services, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Advest, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Advest, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay J C Bradford & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay J C Bradford & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Morgan Keegan & Company, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Morgan Keegan & Company, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Piper Jaffrey, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Piper Jaffrey, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Dain Rauscher Incorporated 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Dain Rauscher Incorporated an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Interstate/ Johnson Lane 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Interstate/ Johnson Lane an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Robert W. Baird & Co., Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Robert W. Baird & Co., Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Scott & Stringfellow, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Scott & Stringfellow, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Gruntal & Co., Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Gruntal & Co., Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay J.J.B. Hilliard Lyons 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay J.J.B. Hilliard Lyons an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay First Albany Corp. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay First Albany Corp. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Raymond James & Associates, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Raymond James & Associates, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.

                            MFS(R) EQUITY INCOME FUND
                             MFS(R) HIGH INCOME FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1999, through November 30, 1999 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay New England Securities Corporation 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay New England Securities Corporation an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is August 25, 1999.